Fees Summary	Aug. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,052,006,311
Previously Paid Amount	0
Total Fee Amount	155,277
Total Offset Amount	0
Net Fee	$ 155,277